Proforma Combined Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net sales	¥ 1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	¥ 78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	¥ 214.85
Diluted	¥ 214.85